Insurance Contract Liabilities - Estimates of undiscounted net cumulative claims (Details) - Estimates of undiscounted net cumulative claims - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Insurance Contract Liabilities
Property and casualty provision for losses and loss adjustment expenses	$ 34,197.6	$ 31,618.1	$ 27,800.1	$ 24,068.6	$ 21,468.6	$ 19,858.9	$ 19,334.7	$ 19,750.1
Favourable (adverse) development		774.6	207.0	(501.8)	(726.3)	(798.4)	(557.0)	691.0
Effect of foreign currency translation
Insurance Contract Liabilities
Favourable (adverse) development		336.6	117.6	260.9	207.5	173.2	67.5	231.2
Favourable (adverse) loss reserve development
Insurance Contract Liabilities
Favourable (adverse) development		438.0	89.4	(762.7)	(933.8)	(971.6)	(624.5)	459.8
One year later
Insurance Contract Liabilities
Cumulative payments		8,508.8	7,791.6	6,415.3	5,426.1	5,339.8	5,407.0	5,297.4
Reserves re-estimated		$ 30,843.5	27,534.6	23,808.7	21,233.4	19,587.2	19,052.8	18,642.9
Two years later
Insurance Contract Liabilities
Cumulative payments			13,108.6	11,042.3	9,269.8	8,480.3	8,606.4	8,394.6
Reserves re-estimated			$ 27,593.1	24,151.8	21,342.5	19,585.7	18,937.4	18,411.4
Three years later
Insurance Contract Liabilities
Cumulative payments				14,770.8	12,456.8	11,216.3	10,719.0	10,562.7
Reserves re-estimated				$ 24,570.4	21,728.2	19,845.5	19,052.3	18,275.8
Four years later
Insurance Contract Liabilities
Cumulative payments					14,979.6	13,473.3	12,624.3	12,010.0
Reserves re-estimated					$ 22,194.9	20,269.4	19,227.2	18,392.0
Five years later
Insurance Contract Liabilities
Cumulative payments						15,227.4	14,142.2	13,291.3
Reserves re-estimated						$ 20,657.3	19,589.3	18,589.3
Six years later
Insurance Contract Liabilities
Cumulative payments							15,378.5	14,348.9
Reserves re-estimated							$ 19,891.7	18,839.6
Seven years later
Insurance Contract Liabilities
Cumulative payments								15,221.8
Reserves re-estimated								$ 19,059.1